Investments in associates and joint ventures (Summarized financial information of material joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross amounts of joint ventures'
Current assets	¥ 66,137,631	¥ 60,781,401
Non-current assets	383,767,027	367,468,662
Current liabilities	(154,048,091)	(141,620,410)
Non-current liabilities	(144,240,369)	(156,250,607)
Equity	151,616,198	130,379,046	¥ 116,121,670	¥ 107,614,604
Revenue	169,446,338	174,009,401	169,550,624
Profit	2,610,563	1,108,205	1,329,974
Total comprehensive income/(loss)	1,639,525	1,679,092	¥ 911,085
Shanghai Time Shipping [member]
Gross amounts of joint ventures'
Current assets	318,387	280,687
Non-current assets	3,910,739	4,083,160
Current liabilities	(2,375,821)	(2,367,244)
Non-current liabilities		(54,623)
Equity	1,853,305	1,941,980
Revenue	1,143,885	1,613,813
Gross Profit	169,040	135,846
Profit	11,325	121,284
Total comprehensive income/(loss)	11,325	121,284
Dividend received in cash from the joint ventures	50,000
Reconciled to the interests in the joint ventures:
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,853,305	¥ 1,941,980
The Group's effective interest rates	50.00%	50.00%
The Group's share of net assets	¥ 926,653	¥ 970,990
Impact of adjustments	18,324	18,324
Carrying amount in the consolidated financial statements	944,977	989,314
Jiangsu Nantong Power [member]
Gross amounts of joint ventures'
Current assets	742,195	396,850
Non-current assets	4,740,502	5,294,584
Current liabilities	(2,046,053)	(2,660,119)
Non-current liabilities	(1,318,905)	(901,583)
Equity	2,117,739	2,129,732
Revenue	3,118,059	2,959,197
Gross Profit	541,305	490,578
Profit	240,436	211,589
Total comprehensive income/(loss)	240,436	211,589
Dividend received in cash from the joint ventures	126,215	145,143
Reconciled to the interests in the joint ventures:
Gross amounts of net assets attributable to shareholders of the associate	¥ 2,117,739	¥ 2,129,732
The Group's effective interest rates	50.00%	50.00%
The Group's share of net assets	¥ 1,058,870	¥ 1,064,866
Carrying amount in the consolidated financial statements	¥ 1,058,870	¥ 1,064,866